Cover Page	9 Months Ended
Sep. 30, 2022
Document and Entity Information
Entity Registrant Name	Kingsoft Cloud Holdings Ltd
Document Type	6-K
Document Period End Date	Sep. 30, 2022
Entity Central Index Key	0001795589
Amendment Flag	false
Current Fiscal Year End Date	--12-31